This is an 13F-HR for 03/31/02
Form 13F-HR

Report for the quarter ended.   September 30, 2002

Name of Institutional Manager:   	Beck, Mack & Oliver LLC

Address:	330 Madison Avenue
	New York, NY  10017-5001

Name, Phone Number and Title of Person Duly Authorized to Submit This Report:

Robert C. Beck, Senior Member
(212) 661-2640

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendments represents that all unamended items; statements and schedules remain true, correct and complete as previously submitted.

Pursuant to section 13 F of the Securities exchange Act of 1934 and rules there under, the undersigned institutional investment manager has caused this report to besigned on it behalf in the City of New York and State of New York, on the 4th day of September 2002.

Beck, Mack & Oliver LLC
Name of Institutional Manager:	Robert C. Beck
Manual signature of person duly authorized to submit this report.



Summary Page
NUMBER OF OTHER INCLUDED MANAGERS: 5
FORM 13F INFORMATION TABLE ENTRY TOTAL: 223
FORM 13F INFORMATION TABLE VALUE TOTAL: $1,717,215,000

Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report)
1) Robert J. Campbell
2) M. Gerald Sedam II
3) Dan I. Abrams
4) Jonathan D. Gross
5) Walter K. Giles